GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	$ 8,283	$ 7,373	$ 5,829
Paid guarantee benefits	(637)	(402)	(451)
Other changes in reserve	1,143	1,312	1,995
Closing Balance	8,789	8,283	7,373
GMDB
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	2,986	1,729	1,626
Paid guarantee benefits	(357)	(313)	(231)
Other changes in reserve	583	1,570	334
Closing Balance	3,212	2,986	1,729
Guaranteed Minimum Death Benefit Reinsurance Ceded [Abstract]
Opening Balance	1,430	832	791
Paid guarantee benefits	(174)	(148)	(114)
Other changes in reserve	302	746	155
Closing Balance	1,558	1,430	832
GMIB
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	5,297	5,644	4,203
Paid guarantee benefits	(280)	(89)	(220)
Other changes in reserve	560	(258)	1,661
Closing Balance	$ 5,577	$ 5,297	$ 5,644